Share Capital And Treasury Shares - Schedule of Issued share capital (Parenthetical) (Detail) $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 23, 2022 shares	Mar. 08, 2021 USD ($) shares	Aug. 03, 2020 USD ($) shares	Jun. 26, 2020 shares	Jul. 31, 2022 USD ($) shares	Aug. 03, 2020 USD ($) shares	Apr. 30, 2023 USD ($) shares	Apr. 30, 2022 USD ($)	[1]	Apr. 30, 2021 USD ($)		Feb. 06, 2023 shares	Aug. 31, 2022 shares
Disclosure of classes of share capital [line items]
Issuance of shares | $							$ 229,186			$ 173,698
Proceeds from issue of shares | $							229,186	$ 0		$ 3,498	[1]
Purchase of treasury shares | $							$ 318,882
AMTD IDEA Group [Member] | AMTD Assets [Member]
Disclosure of classes of share capital [line items]
Percentage of equity interest acquired												96.10%
Class B Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number Of Treasury Shares Purchased							616,346
Purchase of treasury shares | $							$ 318,882
Class B Ordinary shares [Member] | AMTD Assets [Member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable												515,385	515,385
Class B Ordinary shares [Member] | AMTD IDEA Group [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	41,448,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Transfer of shares, Shares				14,598,000
Class A Ordinary shares [Member] | Unvested [Member]
Disclosure of classes of share capital [line items]
Shares outstanding							38,710
Class A Ordinary shares [Member] | Vested [Member]
Disclosure of classes of share capital [line items]
Shares outstanding							10,889,432
Class A Ordinary shares [Member] | Third Party Investors [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued					7,360,000	350,000	1,600,000
Proceeds from issue of shares | $						$ 3,500	$ 100,000
Proceeds From Issue Initial Public Offering | $					$ 129,186
Class A Ordinary shares [Member] | Policy Pal Pte Ltd [Member]
Disclosure of classes of share capital [line items]
Increase decrease in number of ordinary shares due to acquistion of subsidiaries shares			702,765
Percentage of equity interest acquired			51.00%			51.00%
Class A Ordinary shares [Member] | Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Company granted shares			38,710
Share based compensation by share based award equity instruments other than options granted during the period aggregate grant date fair value | $			$ 481			$ 481
Share based compensation by share based award equity instruments other than options granted vesting period			3 years
Class A Ordinary shares [Member] | AMTD IDEA Group [Member]
Disclosure of classes of share capital [line items]
Transfer of shares to subsidiary company shares				9,716,000
Stock forfeited during the period shares	41,448,000
Class A Ordinary shares [Member] | AMTD Assets Alpha Group [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		8,500,000
Proceeds from issue of shares | $		$ 85,000
Transfer of shares to subsidiary company shares				2,441,000
Class A Ordinary shares [Member] | AMTD Education Group [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		8,500,000
Proceeds from issue of shares | $		$ 85,000
Transfer of shares to subsidiary company shares				2,441,000

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.